Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill during the years ended December 31, are as follows:

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2020	(Note 26.5)	differences	2020	(Note 26.5)	differences	2021
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Globe Specialty Metals, Inc.	29,702	—	—	29,702	—	—	29,702
Total	29,702	—	—	29,702	—	—	29,702

Schedule of key assumptions used in the determination of recoverable value

	2021		2020		2019
	U.S.	Canada	U.S.	Canada	U.S.	Canada
Weighted average cost of capital	13.2%	—%	10.3%	—%	11.1%	11.5%
Long-term growth rate	2.3%	—%	2.0%	—%	2.0%	2.0%
Normalized tax rate	21.0%	—%	21.0%	—%	21.0%	26.6%